Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Financial instruments and risk management

21.Financial instruments and risk management

The Company’s activities expose it to the following financial risks: market risk (foreign exchange and interest rate risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of
	December 31,
In CHF thousands	2022	2021
Financial assets
Right-of-use assets	2,808	2,914
Long-term financial assets	361	363
Other current receivables	392	428
Short-term financial assets	91,000	116,000
Cash and cash equivalents	31,586	82,216
Total financial assets	126,147	201,921

	As of
	December 31,
In CHF thousands	2022	2021
Financial liabilities
Long-term lease liabilities	2,253	2,340
Trade and other payables	929	2,003
Accrued expenses	9,417	16,736
Short-term lease liabilities	548	570
Total financial liabilities	13,147	21,649

Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency exposures, primarily with respect to the EUR, USD and to a lesser extent to GBP, DKK and SEK. The currency exposure is not hedged. However, the Company has a policy of matching its cash holdings to the currency structure of its expenses, which means that the Company holds predominately CHF, with lesser balances of EUR and USD (see “Note 8. Cash and cash equivalents and short-term financial assets”). The Company recognized a gain of CHF 0.5 million and losses of CHF 0.1 million and CHF 0.7 million for the years ended December 31, 2022, 2021 and 2020, respectively, within “Finance result, net.”

As of December 31, 2022, if the CHF had strengthened/weakened by 10% against the EUR and the USD with all other variables held constant, the net loss for the period would have been lower/higher by CHF 0.7 million (2021: CHF 1.7 million), mainly as a result of foreign exchange gains/losses on predominantly EUR/USD denominated cash and cash equivalents and short-term financial assets.

Interest rates

The Company’s CHF cash holdings (inclusive of those held in short-term financial assets) were subject to negative interest rates at certain counterparty thresholds through the first three quarters of 2022. However, with the increase in interest rates, no current CHF cash holdings (inclusive of those held in short-term financial assets) are subject to negative interest rates with our counterparties. As of December 31, 2022 if the interest rates charged by the counterparties had increased/decreased by 10%, the net income for the period would have been higher/lower by less than CHF 0.2 million. Interest income and interest expense are recorded within finance results, net in our consolidated statements of income/(loss).

Credit risk

The Company maintains a formal treasury risk and investment management policy to limit counterparty credit risk. As of December 31, 2022, the Company’s cash and cash equivalents and short-term financial assets are held with five financial institutions, each with a high credit rating ranging from A+ to BBB assigned by international credit-rating agencies. The maximum amount of credit risk is the carrying amount of the financial assets. Other receivables are fully performing, not past due and not impaired (see “Note 8. Cash and cash equivalents and short-term financial assets” and “Note 10. Other current receivables”).

Liquidity risk

Inherent in the Company’s business are various risks and uncertainties, including the high uncertainty that new therapeutic concepts will succeed. AC Immune’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the pharmaceutical and biopharmaceutical industries, (iii) acquire and keep key personnel employed and (iv) acquire additional capital to support its operations.

The Company’s approach of managing liquidity is to ensure sufficient cash to meet its liabilities when due. Therefore, management closely monitors the cash position on rolling forecasts based on expected cash flow to enable the Company to finance its operations for at least 18 months. The Company has CHF 0.9 million in trade and other payables, and CHF 9.4 million in accrued expenses which are due within 12 months from the reporting date. Finally, as it relates to the Company’s lease liabilities please see “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for detail of when corresponding lease liabilities are due.